General - General Information (Details) $ in Thousands, ₩ in Millions		12 Months Ended
	Jan. 07, 2022 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure Of Notes And Other Explanatory Information [Line Items]
Name of reporting entity or other means of identification		Woori Financial Group Inc. and subsidiaries
Name of parent entity		Woori Financial Group, Inc.
Description of entity incorporation		established on January 11, 2019
Description of nature of entitys operations and principal activities		primarily aimed at controlling subsidiaries that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares and was established on January 11, 2019 under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank (hereinafter referred to the “Bank”), Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co. Ltd.
Information of listing on stock market		The Parent company’s stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares (“ADS”) are also being traded as the underlying common stock on the New York Stock Exchange since the same date.
Issued capital		₩ 3,640,303	$ 2,888,671	₩ 3,640,303
Information of incorporated subsidiaries		As of August 1, 2019, the Parent company acquired a 73% interest in Tongyang Asset Management Co., Ltd. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the Parent company gained 100% control of ABL Global Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019.As of December 30, 2019, the Parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd. (formerly Kukje Asset Trust Co., Ltd.) and added it as a consolidated subsidiary at the end of 2019.The Parent Company paid 113,238 million Won in cash to acquire 100% interest of Woori Savings Bank from its subsidiary, Woori Financial Capital Co., Ltd., on March 12, 2021.As of August 10, 2021, the Parent company paid 5,792,866 new shares of the Parent company to the shareholders of Woori Financial Capital Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (9.5%) of Woori Financial Capital Co., Ltd., to make it a wholly owned subsidiary.As of January 7, 2022, the Parent company established Woori Financial F&I Co., Ltd., an investment company for non-performing loans and restructuring companies (100% interest, 200 billion Won in stock payments) and included it as a subsidiary.
Address of registered office of entity		The headquarters of the Parent company is located at 51, Sogong-ro, Jung-gu, Seoul, Korea
Woori Financial F&I Co., Ltd., [member]
Disclosure Of Notes And Other Explanatory Information [Line Items]
Proportion of owenrship interest in subsidiary	100.00%
In stock payments made	₩ 200,000